PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	As of December 31,
	2011	2012
	RMB	RMB

Staff advances and others	3,000	4,878
Advance to an online school	1,707	341
Prepaid rental expense	4,329	2,872
Prepaid advertisement expense	510	601
Prepaid courseware use right	1,547	766
Prepaid professional fees	2,126	2,113
Advances to suppliers	3,410	4,801
Interest receivables from term deposits	1,056	953
VAT rebate receivable	5,040	6,130

	22,725	23,455

Advance to an online school represented amount loaned to an online education alliance program to fund its operations, which is non-interest bearing and is payable on demand. VAT rebate receivable represented the accrued VAT rebate from online degree programs and online tutoring which is expected to be received in the following year of accrual.